Financial risk management and fair values (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Of Financial Risk Management And Fair Values
Schedule of Group's exposure to credit risk and ECLs for trade receivables

	As at June 30, 2022
		Gross
	Expected	carrying	Loss
	loss rate	amount	allowance
	%	RMB’000	RMB’000
Current (not past due)	2%	186,151	(3,967)
Less than 90 days past due	8%	96,508	(7,458)
91 - 270 days past due	23%	10,554	(2,446)
271 - 450 days past due	38%	18,224	(6,991)
451 - 810 days past due	75%	416	(310)
More than 810 days past due	100%	10,193	(10,193)
		322,046	(31,365)
Additional loss allowance due to specific consideration on certain distributors		53,752	(53,752)
		375,798	(85,117)

	As at June 30, 2023
		Gross
	Expected	carrying	Loss
	loss rate	amount	allowance
	%	RMB’000	RMB’000
Current (not past due)	2%	288,057	(6,547)
Less than 90 days past due	10%	22,419	(2,306)
91 - 270 days past due	28%	3,223	(890)
271 - 450 days past due	53%	2,267	(1,194)
451 - 810 days past due	58%	2,223	(1,289)
More than 810 days past due	100%	1,419	(1,419)
		319,608	(13,645)
Additional loss allowance due to specific consideration on certain distributors		75,119	(75,119)
		394,727	(88,764)

Schedule of movement in the loss allowance account in respect of trade receivables

RMB’000
Balance at July 1, 2021	(59,827)
Credit loss recognized during the year	(28,924)
Exchange adjustment	3,634
Balance at June 30, 2022	(85,117)
Credit loss recognized during the year	(908)
Exchange adjustment	(2,739)
Balance at June 30, 2023	(88,764)

Schedule of interest rate profile of the Group's loans and borrowings and cash and cash equivalents

		As at June 30,		As at June 30,
	Interest rates	2022	Interest rates	2023
	%	RMB‘000%		RMB‘000
Fixed rate instrument:
Loans and borrowings	0%~9.0%	(6,948)	3.0%	(7,215)
Cash at bank (Note 20)	1.3%~2.5%	565,402	3.08%~5.25%	1,040,921
Term deposits	0.3%~2.2%	236,878	0.9%~5.5%	681,715
		795,332		1,715,421
Variable rate instrument:
Restricted cash (Note 21)	0.3%~1.9%	32,376	0.3%~1.8%	27,073
Cash at bank (Note 20)	0%~3.5%	4,782,640	0%~3.5%	5,447,716
		4,815,016		5,474,789

Schedule of exposure to foreign currencies

	Exposure to foreign currencies
	(Expressed in thousands of Renminbi)
	As at June 30, 2022
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	54,944	5,021	—	—	—
Cash and cash equivalents	486,139	7,516	2,852	2,094	2
Term deposits	336	—	—	—	—
Trade and other payables	(63,576)	(8,909)	(9,364)	—	—
Loans and borrowings	(133)	—	—	—	—
Net exposure arising from recognized assets and liabilities	477,710	3,628	(6,512)	2,094	2

	Exposure to foreign currencies
	(Expressed in thousands of Renminbi)
	As at June 30, 2023
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	61,922	—	—	—	—
Cash and cash equivalents	455,032	6,677	5,100	2,429	3
Term deposits	344	—	—	—	—
Trade and other payables	(83,094)	(4,664)	(13,950)	—	—
Net exposure arising from recognized assets and liabilities	434,204	2,013	(8,850)	2,429	3

Schedule of Group's financial assets that are measured at fair value

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2022 categorized into
	2022	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
—Other investments	210,523	1,874	208,649	—

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2023 categorized into
	2023	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
—Other investments	279,199	—	279,199	—

Currency risk
Disclosure Of Financial Risk Management And Fair Values
Schedule of instantaneous change in the Group's profit after tax (and retained profits) and other components of consolidated equity that would arise if foreign exchange rates to which the Group has significant exposure at the end of each reporting period had changed at that date, assuming all other risk variables remained constant

	As at June 30, 2022			As at June 30, 2023
		Effect on			Effect on
	Increase/	profit for the		Increase/	profit for the
	(decrease) in	year and		(decrease) in	year and
	foreign	accumulated		foreign	retained
	exchange rates	losses		exchange rates	earnings
		RMB’000			RMB’000
United States Dollars	1%	4,744		1%	4,324
	(1)%	(4,744)		(1)%	(4,324)
Euros	1%	28		1%	19
	(1)%	(28)		(1)%	(19)
Hong Kong Dollars	1%	(65)		1%	(89)
	(1)%	65		(1)%	89
Renminbi	1%	16		1%	20
	(1)%	(16)		(1)%	(20)
Others	1%	—	*	1%	—	*
	(1)%	—	*	(1)%	—	*

Note:

*	The amount was less than RMB1,000.

Liquidity risk
Disclosure Of Financial Risk Management And Fair Values
Schedule of remaining contractual maturities at the end of the years presented of the Group's financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates or, if floating, based on rates current at the end of the year presented) and the earliest date the Group can be required to pay

		More	More
		than 1	than 2			Carrying
	Within	year but	years but	More		amount at
	1 year or	less than	less than	than 5		June 30,
	on demand	2 years	5 years	years	Total	2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	3,072,991	—	—	—	3,072,991	3,072,991
Loans and borrowings	645	845	6,204	—	7,694	6,948
Lease liabilities	263,332	188,172	215,398	39,421	706,323	651,065
	3,336,968	189,017	221,602	39,421	3,787,008	3,731,004

		More	More
		than 1	than 2			Carrying
	Within	year but	years but	More		amount at
	1 year or	less than	less than	than 5		June 30,
	on demand	2 years	5 years	years	Total	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	3,019,302	—	—	—	3,019,302	3,019,302
Loans and borrowings	216	918	6,716	—	7,850	7,215
Lease liabilities	334,778	259,948	260,188	110,215	965,129	885,734
	3,354,296	260,866	266,904	110,215	3,992,281	3,912,251